LEASES	6 Months Ended
Jun. 30, 2019
LEASES
LEASES

NOTE 9 – LEASES

Adoption and transition

Effective 1 January 2019, the Company adopted AASB 16/IFRS 16  – Leases (“IFRS 16”),  under the cumulative catch-up approach, which requires lessees to recognize lease liabilities and right-of-use assets on the statement of financial position at the date of initial application, for contracts that provide lessees with the right to control the use of identified assets for periods of greater than 12 months.  Accordingly, the 2019 financial statements are not comparable with respect to leases in effect for all periods prior to 1 January 2019.

The Company has applied the following elections and transition practical expedients upon adoption of IFRS 16  on 1 January 2019:

•	Grandfathering of previous conclusions reached under AASB 117/IAS 17- Leases (replaced by IFRS 16) the previous as to whether existing contracts are or contain leases;
•	Use of hindsight in assessing the lease term;
•	Exemption from recognition, measurement, and presentation provisions for short-term lease arrangements in certain classes of assets;
•	Exemption from separation of lease components, such as amounts for related taxes and common area maintenance charges, in certain classes of assets;
•	General provisions and discount rates applied to certain portfolios of leases with reasonably similar characteristics; and
•	Measurement of right-of-use assets at an amount equal to the respective lease liabilities, as adjusted for accruals and prepayments to initial application.

As a result of these elections, the adoption of the standard did not result in the Company recognizing a cumulative-effect adjustment to accumulated deficit as of 1 January 2019.

Accounting policies for leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at date of inception. The arrangement is assessed to determine whether its fulfillment is dependent on the use of a specific asset or assets and whether the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligation to make lease payments.

The right-of-use asset is initially measured to be equal to the lease liability and adjusted for any lease incentives received and initial direct costs incurred. Subsequently the right-of-use asset is measured at cost less any accumulated depreciation and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate, which has been derived from rates expected to be available under the Company’s Revolving Credit Facility. The Company was required to use its incremental borrowing rate in discounting its lease liabilities at 1 January 2019 due to selection of the cumulative catch-up adoption approach. Future variable payments such as for demobilization of the underlying leased asset have typically been excluded from the calculation of the lease liabilities unless they are determinable. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or for changes to the expected lease term. During the six months ended 30 June 2019, the Company amended its Revolving Credit Facility to increase its borrowing capacity and reduce the interest rate margin charged under the agreement. During this period, the Company had additions of $7,653 of right-of-use assets, representing approximately 58% of its ending right-of-use assets. As a result, the Company elected to remeasure its lease assets and liabilities using its incremental borrowing rate as at 30 June 2019. The weighted-average rate applied was 4.76%. The weighted-average incremental borrowing rate at initial application on 1 January 2019 was 5.21%.

The Company enters into leases as needed to conduct its normal operations. The Company had leases primarily for its use of compression equipment, drilling rig, land right of way and surface use arrangements, other production equipment, such as amine treatment equipment, and office facilities and equipment. Most of the Company’s leasing arrangements are under three years in contractual duration, and include extension and termination options, including evergreen provisions, all of which provide the Company flexibility in retaining the underlying facilities and equipment as well as some protection from future price variability, when extension terms are accompanied by future pricing indices. The Company’s leases are typically not significant enough individually or in the aggregate to impose or affect restrictions in its borrowing capacity or financial covenants.

All payments for short-term leases are recognized in income on a straight-line basis over the lease term. Additionally, any variable payments, which are generally related to the corresponding utilization of the asset or future demobilization costs, are recognized in the period in which the obligation was incurred.

The Company has applied judgement to determine the lease term for some of its lease contracts which include renewal or termination options. Certain of our leases include an “evergreen” provision that allows the contract term to continue on a month-to-month basis following expiration of the initial term included in the contract.  For leases with an evergreen provision that was in effect during the six months ended 30 June 2019, the term of the lease was re-assessed by the Company and determined to be the noncancelable period in the contract, plus the period beyond that cancellation period that the Company believes it is reasonably certain it will need the equipment for operational purposes. This re-assessment affects the value of right-of-use assets and lease liabilities recognized at 30 June 2019.

In the event that there is a modification to a lease arrangement, a determination of whether the modification results in a separate lease arrangement being recognized is made. If the modification results in the recognition of a separate lease arrangement, due to an increase in scope of a lease for example through additional underlying leased assets being added and a commensurate increase in lease payments, the Company measures the new arrangement separately, accounting for it as a new lease. If the modification does not result in a separate lease arrangement, for example due to an extension of the lease term that does not exceed the life of the underlying asset, the Company remeasures the remaining lease liability from the effective date of the modification using the redetermined lease term, remaining future lease payments and applicable discount rate. A corresponding adjustment is made to the carrying amount of the associated right-of-use asset. If there has been a partial or full termination of a lease, the Company recognizes any resulting gain or loss in the condensed consolidated statement of profit or loss and other comprehensive income (loss).

Lease arrangements and supplemental disclosures

The following items of income and expense are reflected on the condensed consolidated statement of profit or loss and other comprehensive income (loss) related to the Company’s leases:

		Six months ended
	Classification	30 June 2019

Total Lease Cost
Depreciation charge for right-of-use assets:
Compression	Lease operating and workover expenses	1,171
Drilling rig	(1)	-
Land right of way and surface use	Lease operating and workover expenses	40
Office facilities and equipment	General and administrative expense	338
Other production equipment	Lease operating and workover expenses	366
Total depreciation charge for right-of-use assets:		1,915
Interest on lease liabilities	Finance costs, net of amounts capitalised	128
Total lease cost		2,043

Short-term lease expense		671
Sublease income		149

(1)

Depreciation of $4,166 was capitalized to development and production assets on the condensed consolidated statement of financial position and will be depleted in accordance with the Company’s policies.

The following carrying amounts of the right-of-use assets (net of accumulated depreciation) are reflected on the condensed consolidated statement of financial position related to the Company’s leases:

Leases	30 June 2019
Compression	7,563
Drilling rig	3,642
Land right of way and surface use	819
Office facilities and equipment	367
Other production equipment	725
Total right-of-use assets	13,116

The Company’s lease obligations as of 30 June 2019 will mature as follows:

30 June 2019
Less than 1 year	7,370
1-3 years	4,339
3-5 years	1,800
More than 5 years	948
Total lease payments	14,457
Less: interest	(1,294)
Total discounted lease payments	13,163

Subsequent to 30 June 2019, the Company entered into additional compression and office facility obligations that will result in the recognition of additional right-of-use assets and lease obligations of $2.1 million.